International Growth and Income Fund
Investment portfolio
September 30, 2022
unaudited
Common stocks 90.04% Financials 15.35%	Shares	Value (000)
AIA Group, Ltd.	15,526,930	$128,913
Ping An Insurance (Group) Company of China, Ltd., Class H	25,116,500	124,887
AXA SA	5,330,000	116,699
Toronto-Dominion Bank (CAD denominated)	1,456,341	89,319
Zurich Insurance Group AG	224,436	89,219
HDFC Bank, Ltd.	4,319,233	74,843
UniCredit SpA	7,271,651	73,532
Tokio Marine Holdings, Inc.	3,660,900	65,067
Société Générale	3,146,000	62,421
Hiscox, Ltd.	5,931,339	57,989
Resona Holdings, Inc.[1]	15,677,000	57,241
Euronext NV	896,501	56,729
DNB Bank ASA	3,459,654	54,773
B3 SA-Brasil, Bolsa, Balcao	22,630,964	54,749
Aon PLC, Class A	193,257	51,768
Industrial and Commercial Bank of China, Ltd., Class H	103,617,000	48,337
London Stock Exchange Group PLC	532,638	44,914
Hang Seng Bank, Ltd.	2,969,200	44,868
Banco Bilbao Vizcaya Argentaria, SA	9,282,300	41,692
Hong Kong Exchanges and Clearing, Ltd.	1,173,500	39,844
Kotak Mahindra Bank, Ltd.	1,740,400	38,522
UBS Group AG	2,426,404	35,052
Banco Santander, SA	13,661,925	31,754
DBS Group Holdings, Ltd.	1,150,824	26,607
Postal Savings Bank of China Co., Ltd., Class H	44,465,000	26,030
XP, Inc., Class A2	1,363,000	25,911
Prudential PLC	2,527,905	24,837
Brookfield Asset Management, Inc., Class A (CAD denominated)	602,842	24,662
HDFC Life Insurance Company, Ltd.	3,655,613	23,789
Fairfax Financial Holdings, Ltd., subordinate voting shares	48,115	21,975
China Merchants Bank Co., Ltd., Class H	4,153,000	19,214
Discovery, Ltd.[2]	3,092,731	17,858
Islandsbanki hf.	21,169,600	17,782
Bank Leumi le-Israel B.M.	1,978,373	16,846
Banca Generali SpA	586,966	16,238
ICICI Bank, Ltd. (ADR)	768,052	16,106
Partners Group Holding AG	18,400	14,782
Skandinaviska Enskilda Banken AB, Class A	1,449,622	13,760
ICICI Securities, Ltd.	2,062,200	13,156
EQT AB	534,000	10,273
ING Groep NV	889,312	7,625
Bank of Nova Scotia (CAD denominated)[1]	148,804	7,077
Piraeus Financial Holdings SA2	727	1
Sberbank of Russia PJSC[2,3,4]	22,898,260	—[5]
Moscow Exchange MICEX-RTS PJSC[2,3]	16,180,772	—[5]
		1,827,661
International Growth and Income Fund — Page 1 of 10

unaudited
Common stocks (continued) Consumer staples 12.13%	Shares	Value (000)
British American Tobacco PLC	9,679,910	$346,148
Philip Morris International, Inc.	2,553,401	211,958
Nestlé SA	1,465,880	158,725
Kweichow Moutai Co., Ltd., Class A	476,193	125,256
Anheuser-Busch InBev SA/NV	1,818,959	82,286
Carlsberg A/S, Class B	612,558	71,473
Imperial Brands PLC	2,847,345	58,757
Pernod Ricard SA	279,915	51,164
Japan Tobacco, Inc.	2,549,900	41,853
Foshan Haitian Flavouring and Food Co., Ltd., Class A	3,469,725	40,336
Asahi Group Holdings, Ltd.	1,239,200	38,442
Arca Continental, SAB de CV	4,893,275	35,235
Wuliangye Yibin Co., Ltd., Class A	1,456,302	34,585
Carrefour SA, non-registered shares	2,130,000	29,509
Varun Beverages, Ltd.	1,935,541	24,759
Associated British Foods PLC	1,684,511	23,485
Ocado Group PLC[2]	3,573,000	18,554
L’Oréal SA, non-registered shares	52,593	16,747
Reckitt Benckiser Group PLC	189,834	12,546
Danone SA	187,428	8,831
Haleon PLC[2]	2,759,800	8,539
Avenue Supermarts, Ltd.[2]	104,467	5,610
X5 Retail Group NV (GDR)[3]	205,055	—[5]
		1,444,798
Consumer discretionary 10.55%
Evolution AB	1,974,050	155,461
LVMH Moët Hennessy-Louis Vuitton SE	260,306	153,017
Renault SA2	3,371,440	90,552
Restaurant Brands International, Inc. (CAD denominated)	1,164,585	61,949
MGM China Holdings, Ltd.[1,2]	104,350,400	57,247
InterContinental Hotels Group PLC	1,057,900	50,753
Galaxy Entertainment Group, Ltd.	8,220,000	47,995
Prosus NV, Class N	858,172	44,723
Li Ning Co., Ltd.	5,474,548	41,602
Stellantis NV	3,383,579	39,981
Sodexo SA	518,864	39,023
Wynn Macau, Ltd.[1,2]	59,114,800	37,806
OPAP SA	3,023,522	36,313
adidas AG	299,221	34,725
Midea Group Co., Ltd., Class A	4,875,809	33,879
Sands China, Ltd.[2]	12,381,600	30,655
Paltac Corp.	977,800	30,147
B&M European Value Retail SA	8,806,119	29,903
Nitori Holdings Co., Ltd.	344,800	28,853
EssilorLuxottica	199,779	27,069
Valeo SA, non-registered shares	1,789,325	26,894
Industria de Diseño Textil, SA	1,301,667	26,887
Coupang, Inc., Class A1,2	1,427,200	23,791
Americanas SA, ordinary nominative shares	6,761,828	21,285
Entain PLC	1,504,741	18,070
D’Ieteren Group	110,184	15,461
JD.com, Inc., Class A	426,790	10,777
IDP Education, Ltd.[1]	574,900	9,620
Games Workshop Group PLC	117,000	7,507
International Growth and Income Fund — Page 2 of 10

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Pan Pacific International Holdings Corp.	408,900	$7,185
Kering SA	12,993	5,746
Dixon Technologies (India) Ltd.	87,500	4,671
Balkrishna Industries, Ltd.	178,513	4,101
MercadoLibre, Inc.[2]	3,895	3,224
		1,256,872
Industrials 10.45%
Airbus SE, non-registered shares	2,291,298	197,950
BAE Systems PLC	20,600,392	180,992
CCR SA, ordinary nominative shares	29,903,871	69,461
ABB, Ltd.	2,260,334	58,206
SMC Corp.	139,500	56,277
Rheinmetall AG	328,014	50,807
Alliance Global Group, Inc.	350,520,000	49,213
LIXIL Corp.[1]	3,192,300	46,258
RELX PLC	1,854,646	45,277
Daikin Industries, Ltd.	258,200	39,897
Cathay Pacific Airways, Ltd.[1,2]	35,325,180	37,024
Brenntag SE	582,300	35,532
Ryanair Holdings PLC (ADR)[2]	596,836	34,867
Husqvarna AB, Class B	6,164,686	33,976
Waste Connections, Inc. (CAD denominated)	232,776	31,453
Safran SA	338,618	30,789
InPost SA2	4,407,625	25,740
TFI International, Inc. (CAD denominated)[1]	266,388	24,108
Experian PLC	784,453	22,998
Bunzl PLC	700,552	21,319
Epiroc AB, Class A	876,290	12,534
Epiroc AB, Class B	466,519	5,868
BELIMO Holding AG	48,881	17,901
Coor Service Management Holding AB	2,569,329	17,441
Caterpillar, Inc.	102,000	16,736
Interpump Group SpA	401,700	12,993
Deutsche Post AG	423,660	12,891
Adecco Group AG	463,250	12,721
Siemens AG	116,427	11,523
DSV A/S	95,743	11,097
Wizz Air Holdings PLC[2]	422,942	7,438
SITC International Holdings Co., Ltd.	3,679,267	6,738
Hitachi, Ltd.	107,400	4,548
Polycab India, Ltd.	50,025	1,561
		1,244,134
Information technology 10.32%
Taiwan Semiconductor Manufacturing Company, Ltd.	24,622,107	323,640
ASML Holding NV	444,697	184,457
Edenred SA	2,290,268	105,268
Tokyo Electron, Ltd.	378,145	93,625
Broadcom, Inc.	165,053	73,285
Samsung Electronics Co., Ltd.	1,863,800	68,482
MediaTek, Inc.	3,771,400	65,638
SAP SE	585,639	48,277
Keyence Corp.	120,700	40,073
Nokia Corp.	8,275,503	35,338
International Growth and Income Fund — Page 3 of 10

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
TDK Corp.	1,136,175	$34,479
Logitech International SA1	640,000	29,225
Kingdee International Software Group Co., Ltd.[2]	20,098,000	25,986
ASM International NV	81,386	18,209
Vanguard International Semiconductor Corp.	8,308,000	16,795
Capgemini SE	78,000	12,465
Infosys, Ltd. (ADR)	612,676	10,397
Halma PLC	460,182	10,362
Amadeus IT Group SA, Class A, non-registered shares[2]	209,310	9,689
Nice, Ltd. (ADR)[1,2]	42,670	8,032
Nomura Research Institute, Ltd.	236,000	5,800
Fujitsu, Ltd.	44,300	4,777
eMemory Technology, Inc.	133,000	4,696
		1,228,995
Health care 9.05%
AstraZeneca PLC	3,409,126	374,902
Novo Nordisk A/S, Class B	2,002,366	199,584
Sanofi	1,275,268	97,329
GSK PLC	4,615,396	67,320
Siemens Healthineers AG	1,551,660	67,213
Bayer AG	1,237,188	57,094
EUROAPI[1,2]	1,757,612	29,265
Genus PLC	927,840	26,786
Shionogi & Co., Ltd.	510,700	24,706
Grifols, SA, Class B (ADR)[2]	4,001,900	24,652
Lonza Group AG	42,009	20,429
Roche Holding AG, nonvoting non-registered shares	53,832	17,552
Novartis AG	200,003	15,247
Koninklijke Philips NV (EUR denominated)	951,017	14,690
Hypera SA, ordinary nominative shares	1,258,800	10,326
BeiGene, Ltd. (ADR)[2]	61,561	8,299
CanSino Biologics, Inc., Class H1	1,213,400	6,816
Hutchmed China, Ltd.[1,2]	4,065,890	6,712
Sonova Holding AG	25,128	5,526
Innovent Biologics, Inc.[2]	1,239,500	3,861
		1,078,309
Energy 6.91%
TotalEnergies SE	3,022,321	142,260
BP PLC	28,214,401	134,170
Equinor ASA	2,575,100	84,936
TC Energy Corp. (CAD denominated)[1]	1,878,322	75,658
Aker BP ASA[1]	2,463,985	70,652
TechnipFMC PLC[2]	8,345,650	70,604
Cameco Corp.	2,346,000	62,261
Canadian Natural Resources, Ltd. (CAD denominated)	1,259,000	58,605
Schlumberger, Ltd.	1,345,647	48,309
Tourmaline Oil Corp.	656,000	34,093
Reliance Industries, Ltd.	859,046	24,846
INPEX Corp.	1,068,900	10,028
Var Energi ASA	1,948,000	6,343
Sovcomflot PAO[2,3]	16,933,870	—[5]
International Growth and Income Fund — Page 4 of 10

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Gazprom PJSC (ADR)[2,3]	16,696,436	$—[5]
LUKOIL Oil Co. PJSC (ADR)[3]	476,875	—[5]
		822,765
Communication services 5.23%
Koninklijke KPN NV	35,700,585	96,739
Tencent Holdings, Ltd.	2,702,200	91,259
Nippon Telegraph and Telephone Corp.	2,660,400	71,772
Telefónica, SA, non-registered shares[2]	17,875,373	58,930
BT Group PLC	37,448,999	50,634
Vodafone Group PLC	44,438,876	50,051
Publicis Groupe SA	881,312	41,702
SoftBank Corp.[1]	3,418,500	34,187
América Móvil, SAB de CV, Series L (ADR)	1,844,061	30,372
Indus Towers, Ltd.	11,053,429	26,783
Deutsche Telekom AG	1,296,820	22,230
Viaplay Group AB, Class B2	921,279	17,999
Sea, Ltd., Class A (ADR)[2]	258,683	14,499
Universal Music Group NV	437,500	8,247
NetEase, Inc.	500,500	7,600
Yandex NV, Class A2,3	236,970	—[5]
		623,004
Materials 5.09%
Vale SA, ordinary nominative shares	8,899,127	118,845
Vale SA (ADR), ordinary nominative shares	4,865,822	64,813
Linde PLC	338,907	91,366
Barrick Gold Corp.	2,320,727	35,971
Barrick Gold Corp. (CAD denominated)	1,337,000	20,723
Glencore PLC	9,591,905	50,650
Koninklijke DSM NV	373,552	42,368
Sociedad Química y Minera de Chile SA, Class B (ADR)	342,462	31,078
Asahi Kasei Corp.	4,464,525	29,527
Rio Tinto PLC	470,192	25,467
Air Liquide SA, non-registered shares	218,569	24,888
Fortescue Metals Group, Ltd.	1,908,306	20,452
Fresnillo PLC	1,826,529	15,607
Sika AG	54,899	10,994
Shin-Etsu Chemical Co., Ltd.	87,400	8,679
Shandong Sinocera Functional Material Co., Ltd., Class A	1,871,900	7,641
Givaudan SA	2,359	7,112
Alrosa PJSC[3]	3,661,021	—[5]
		606,181
Utilities 2.87%
Engie SA	8,519,904	97,756
Brookfield Infrastructure Partners, LP	2,511,666	90,095
Enel SpA	17,735,411	72,680
ENN Energy Holdings, Ltd.	4,858,800	64,653
Iberdrola, SA, non-registered shares	1,616,308	15,026
Guangdong Investment, Ltd.	1,771,600	1,418
		341,628
International Growth and Income Fund — Page 5 of 10

unaudited
Common stocks (continued) Real estate 2.09%	Shares	Value (000)
CK Asset Holdings, Ltd.	14,622,120	$87,741
Longfor Group Holdings, Ltd.	19,796,600	56,101
Embassy Office Parks REIT	8,262,311	35,085
Link REIT	4,703,629	32,830
Unibail-Rodamco-Westfield REIT, non-registered shares[1,2]	467,432	19,187
TAG Immobilien AG	2,216,160	17,854
		248,798
Total common stocks (cost: $11,150,666,000)		10,723,145
Preferred securities 0.43% Materials 0.19%
Gerdau SA, preferred nominative shares	5,088,268	23,053
Consumer discretionary 0.16%
Volkswagen AG, nonvoting preferred shares	155,451	19,201
Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	283,202	9,215
Total preferred securities (cost: $45,861,000)		51,469
Short-term securities 9.69% Money market investments 9.26%
Capital Group Central Cash Fund 2.81%[6,7]	11,030,833	1,102,973
Money market investments purchased with collateral from securities on loan 0.43%
Capital Group Central Cash Fund 2.81%[6,7,8]	178,663	17,865
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[6,8]	12,200,000	12,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[6,8]	10,200,000	10,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[6,8]	4,252,434	4,252
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[6,8]	3,500,000	3,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[6,8]	2,000,000	2,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[6,8]	1,000,000	1,000
		51,017
Total short-term securities (cost: $1,153,906,000)		1,153,990
Total investment securities 100.16% (cost: $12,350,433,000)		11,928,604
Other assets less liabilities (0.16)%		(19,316)
Net assets 100.00%		$11,909,288
International Growth and Income Fund — Page 6 of 10

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	34,216	GBP	30,000	Goldman Sachs	10/17/2022	$707
USD	19,241	GBP	16,600	JPMorgan Chase	10/17/2022	699
						$1,406
Investments in affiliates7

	Value of affiliates at 7/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)
Short-term securities 9.41%
Money market investments 9.26%
Capital Group Central Cash Fund 2.81%[6]	$996,931	$592,540	$486,624	$(129)	$255	$1,102,973	$6,066
Money market investments purchased with collateral from securities on loan 0.15%
Capital Group Central Cash Fund 2.81%[6,8]	42,198		24,333[9]			17,865	—[10]
Total 9.41%				$(129)	$255	$1,120,838	$6,066
Restricted security4

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Sberbank of Russia PJSC[2,3]	6/14/2022	$65,163	$—[5]	.00%
[1]	All or a portion of this security was on loan. The total value of all such securities was $196,642,000, which represented 1.65% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security subject to legal or contractual restrictions on resale. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 9/30/2022.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
International Growth and Income Fund — Page 7 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $28,305,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
International Growth and Income Fund — Page 8 of 10

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$291,567	$1,536,094	$—*	$1,827,661
Consumer staples	247,193	1,197,605	—*	1,444,798
Consumer discretionary	110,249	1,146,623	—	1,256,872
Industrials	176,625	1,067,509	—	1,244,134
Information technology	91,714	1,137,281	—	1,228,995
Health care	43,277	1,035,032	—	1,078,309
Energy	349,530	473,235	—*	822,765
Communication services	44,871	578,133	—*	623,004
Materials	362,796	243,385	—*	606,181
Utilities	90,095	251,533	—	341,628
Real estate	—	248,798	—	248,798
Preferred securities	23,053	28,416	—	51,469
Short-term securities	1,153,990	—	—	1,153,990
Total	$2,984,960	$8,943,644	$—*	$11,928,604

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,406	$—	$1,406
*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars
International Growth and Income Fund — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
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